Contingencies and Capital Commitments (Narrative) (Details) $ in Thousands, S/ in Millions			1 Months Ended	12 Months Ended
	Nov. 17, 2021 USD ($)	Oct. 07, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Jan. 19, 2022 USD ($)	Nov. 16, 2021 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Tax expense (income)				$ 47,781		$ 37,402
Potential early payment termination amount				7,800
Civil Work [Member]
Disclosure of other provisions [line items]
Capital commitments				1,300
Equipment Purchases [Member]
Disclosure of other provisions [line items]
Capital commitments				5,200
Construction Related [Member]
Disclosure of other provisions [line items]
Capital commitments				71,800
Capital commitment amounts expected to be expended within one year				66,400
Proposal Of Cancelling Mining Concession [Member]
Disclosure of other provisions [line items]
Claimed Royalty									$ 30,000
Claimed royalty payment		$ 9,600
PERU
Disclosure of other provisions [line items]
Payment of disputed amount				1,100	S/ 4.3
PERU | Assessed in Prior Period [Member]
Disclosure of other provisions [line items]
Income tax interest and penalties				600	2.4
Payment of disputed amount				1,200	S/ 4.3
Caylloma Mine [Member]
Disclosure of other provisions [line items]
Undiscounted closure costs	$ 15,400		$ 11,400
Progressive closure activities			3,500
Final closure activities	8,300		7,200
Post closure activities	$ 1,900		$ 800
Guarantees with government current year								$ 9,700
Security bond								1,500
Bank letter of guarantee								$ 8,400
Caylloma Mine [Member] | Received New Bank Letter Of Guarantee [Member]
Disclosure of other provisions [line items]
Guarantees with government next year							$ 10,800
San Jose Mine [Member]
Disclosure of other provisions [line items]
Guarantees with government current year				$ 1,200